United States Securities & Exchange Commission
Washington, DC  20549
Form 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: September 30, 2001"

Check here if Amendment  [   ] ; Amendment Number:
This Amendment (Check only one.)   [   ]  is a restatement
				    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:		"Argus Investors' Counsel, Inc."
Address		"100 Prospect Street, South Tower"
		"Stamford, CT  06901"

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that"
"all information contained herein is true, correct and complete, " "and that it is understood that all requirements, statements, "
"schedules, lists and tables, are considered integral parts" of this form


Person signing this report on behalf of reporting manager:

Name:	Stewart P. Zobian
Title:	President
Phone:	(203) 316-9000
"Signature, Place and Date of signing"
	"Stewart P. Zobian, Stamford, CT October 31, 2001"

Report Type  (Check only one.):
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other Managers Reporting for this Manager:NONE

I am signing this report as required by the Securities
Exchange Act of 1934

FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers:	0

Form 13F information Table Entry Total:	469

Form 13F information Table Value Total:	568,413,019

List of other included managers:	NONE







 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

      10/25/01                                                                                ca53n
          4:25                       beginning of company  53 reports                       acty  2

                                         argus investors' counsel

                                     13f report  01016498     sduprodn

 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

          1         2         3         4         5         6         7         8
1.23E+79

    53              1         1  1 1    1    1    1

1.23E+79
          1         2         3         4         5         6         7         8

 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

      10/25/01                                                                                ca53n
          4:25                       beginning of company  53 reports                       acty  2

                                         argus investors' counsel

                                     13f report  01016498     sduprodn

 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
 * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

          1         2         3         4         5         6         7         8
1.23E+79

    53              1         1  1 1    1    1    1

1.23E+79
          1         2         3         4         5         6         7         8


                                                               form 13f                                                      9/30/01
                                                          reporting manager;   argus investors' counsel                    page   1

------------------------------------------------------------------------------------------------------------------------------------
         item 1            item 2    item 3      item 4     item 5               item 6           item 7         item 8

     name of issuer         title     cusip        fair   shares or      investment discretion     mana-     voting authority
                              of     number      market   principal                        shared  gers
                            class                 value     amount     sole     shared      other         sole    shared     none
                                                                        (a)       (b)        (c)           (a)      (b)       (c)
------------------------------------------------------------------------------------------------------------------------------------


 aol time warner inc       common  00184a105   11168602     337420      337420                            330820                 600

 at&t corp                 common  001957109   10354450     536500      536500                            526400                1000

 abbott labs               common  002824100    3403953      65650       65650                             60150

 air prods & chems inc     common  009158106   15991217     414495      414495                            407195                 500

 albertsons inc            common  013104104   16733334     524885      524885                            515985

 alcoa inc                 common  013817101   14806035     477460      477460                            468860                 700

 american express co       common  025816109    8567469     294820      294820                            289120                 600

 american intl group inc   common  026874107   10968594     140623      140623                            138323                 300

 archer daniels midland c  common  039483102    1156857      91887       91887                             91887

 automatic data processin  common  053015103   10349741     220020      220020                            215820                 500

 bp plc                    common  055622104    1043387      21220       21220                             20720                 500

 becton dickinson & co     common  075887109   17027030     460190      460190                            452590

 caterpillar inc del       common  149123101     923328      20610       20610                             20210                 400

 cisco sys inc             common  17275r102    7798367     640260      640260                            629860                1200

 coca cola co              common  191216100    1731108      36950       36950                             33650

 delta air lines inc del   common  247361108    8662570     329000      329000                            328200                 800

 disney walt co            common  254687106    9410920     505420      505420                            496920                 900

 dow chem co               common  260543103   17033071     519935      519935                            511335

 eastman kodak co          common  277461109   10177824     312875      312875                            312875
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       column totals                          177307856    5950220    5950220                           5850920                8000


                                                               form 13f                                                      9/30/01
                                                          reporting manager;   argus investors' counsel                    page   2

------------------------------------------------------------------------------------------------------------------------------------
         item 1            item 2    item 3      item 4     item 5               item 6           item 7         item 8

     name of issuer         title     cusip        fair   shares or      investment discretion     mana-     voting authority
                              of     number      market   principal                        shared  gers
                            class                 value     amount     sole     shared      other         sole    shared     none
                                                                        (a)       (b)        (c)           (a)      (b)       (c)

------------------------------------------------------------------------------------------------------------------------------------


 el paso corp              common  28336l109    9237188     222315      222315                            218165                 450

 emerson elec co           common  291011104    9401412     199775      199775                            196875

 exxon mobil corp          common  30231g102    9047028     229620      229620                            225320

 federal natl mtg assn     common  313586109   17031164     212730      212730                            209005                 325

 fedex corp                common  31428x106   10235426     278515      278515                            273335                 580

 ford mtr co del           common  345370860    8395665     483900      483900                            475900

 gannett inc               common  364730101   15840187     263520      263520                            258820                 400

 general elec co           common  369604103   10720854     288195      288195                            283795                 500

 general mtrs corp         common  370442105    1214285      28305       28305                             27905                 400

 genuine parts co          common  372460105    1129437      35450       35450                             35450

 gillette co               common  375766102    9994473     335385      335385                            329185                 800



 hewlett packard co        common  428236103    6887858     429150      429150                            420700                1050

 home depot inc            common  437076102   15489777     403695      403695                            396495                 500

 ingersoll-rand co         common  456866102   10437778     308810      308810                            303510                 500

 intel corp                common  458140100    9015880     441090      441090                            434290                 800

 international business m  common  459200101   14274384     155630      155630                            152830

 intl paper co             common  460146103    1337577      38392       38392                             38392

 j p morgan chase & co     common  46625h100    9272715     271529      271529                            266879                 550

 johnson & johnson         common  478160104   17314716     312540      312540                            306890                 450
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       column totals                          186277803    4938546    4938546                           4853741                7305


                                                               form 13f                                                      9/30/01
                                                          reporting manager;   argus investors' counsel                    page   3
------------------------------------------------------------------------------------------------------------------------------------
         item 1            item 2    item 3      item 4     item 5               item 6           item 7         item 8

     name of issuer         title     cusip        fair   shares or      investment discretion     mana-     voting authority
                              of     number      market   principal                        shared  gers
                            class                 value     amount     sole     shared      other         sole    shared     none
                                                                        (a)       (b)        (c)           (a)      (b)       (c)
------------------------------------------------------------------------------------------------------------------------------------


 kimberly clark corp       common  494368103   11220760     180980      180980                            177780                 400

 mcdonalds corp            common  580135101   10684611     393685      393685                            387125                 760

 microsoft corp            common  594918104   15015325     293440      293440                            287740                 400

 minnesota mng & mfg co    common  604059105   13359768     135770      135770                            133270                 200

 morgan stanley dean witt  common  617446448    8782862     189490      189490                            186090

 pepsico inc               common  713448108   13514040     278640      278640                            278140                 500

 pfizer inc                common  717081103   11062989     275885      275885                            271885

 phelps dodge corp         common  717265102     948200      34480       34480                             34480

 pitney bowes inc          common  724479100   11727400     307000      307000                            307000

 procter & gamble co       common  742718109     858922      11800       11800                             11800

 qualcomm inc              common  747525103    8991716     189140      189140                            185940                 400

 royal dutch pete co       common  780257804    1577850      31400       31400                             31400

 schlumberger ltd          common  806857108   10124150     221535      221535                            217535                 500

 staples inc               common  855030102   12836426     961530      961530                            945630                1400

 txu corp                  common  873168108   15688584     338700      338700                            333100

 unilever n v              common  904784709   15882906     294019      294019                            289319

 union pac corp            common  907818108    1249182      26635       26635                             26635



 verizon communications    common  92343v104   16847149     311350      311350                            306350

 wal mart stores inc       common  931142103   13804808     278885      278885                            273785                 500
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       column totals                          194177644    4754364    4754364                           4685004                5060


                                                               form 13f                                                      9/30/01
                                                          reporting manager;   argus investors' counsel                    page   4

------------------------------------------------------------------------------------------------------------------------------------
         item 1            item 2    item 3      item 4     item 5               item 6           item 7         item 8

     name of issuer         title     cusip        fair   shares or      investment discretion     mana-     voting authority
                              of     number      market   principal                        shared  gers
                            class                 value     amount     sole     shared      other         sole    shared     none

 walgreen co               common  931422109   10649715     309315      309315                            304615
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       column totals                           10649715     309315     309315                            304615
                                              ---------  ---------  --------- --------- ---------     --------- --------- ---------

       report totals                          568413019   15952445   15952445                          15694280               20365
                                              =========  =========  ========= ========= =========     ========= ========= =========